Financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Financial assets and liabilities
Schedule of business net debt

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency
		m			m	$'m	$'m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	482	—
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	—
6.000% Senior Secured Green Notes	USD	600	15-Jun-27	Bullet	600	600	—
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	535	—
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	—
Global Asset Based Loan Facility	Various	356	06-Aug-26	Revolving	—	187	169
Lease obligations	Various	—	Various	Amortizing	—	398	—
Other borrowings	Various	—	Rolling	Amortizing	—	46	—
Total borrowings						3,898	169
Deferred debt issue costs						(23)	—
Net borrowings						3,875	169
Cash, cash equivalents and restricted cash						(236)	236
Derivative financial instruments used to hedge foreign currency and interest rate risk						18	—
Net debt / available liquidity						3,657	405

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	497	—
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	—
6.000% Senior Secured Green Notes	USD	600	15-Jun-27	Bullet	600	600	—
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	553	—
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	—
Global Asset Based Loan Facility	Various	369	06-Aug-26	Revolving	—	—	369
Lease obligations	Various	—	Various	Amortizing	—	408	—
Other borrowings	Various	—	Rolling	Amortizing	—	54	—
Total borrowings						3,762	369
Deferred debt issue costs						(28)	—
Net borrowings						3,734	369
Cash, cash equivalents and restricted cash						(443)	443
Derivative financial instruments used to hedge foreign currency and interest rate risk						21	—
Net debt / available liquidity						3,312	812

Schedule of maturity analysis of borrowings

	At June 30,	At December 31,
	2024	2023
	$'m	$'m
Within one year or on demand	285	94
Between one and three years	770	175
Between three and five years	1,171	1,791
Greater than five years	1,672	1,702
Total borrowings	3,898	3,762
Deferred debt issue costs	(23)	(28)
Net borrowings	3,875	3,734